Schedule of Assets - Schedule of Assets Held at End of Year (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, plan name	PUBLIC SERVICE ENTERPRISE GROUP INCORPORATEDTHRIFT AND TAX-DEFERRED SAVINGS PLAN
Employee benefit plan, plan number	004
Entity Tax Identification Number	22-2625848
Participant loans, cost	$ 0
Participant loans	$ 18,398,590
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, maturity year	2026
Employee benefit plan, asset held for investment, participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, maturity year	2030
Employee benefit plan, asset held for investment, participant loan, interest rate	8.50%